Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Summary of share capital

	December 31,
	2022	2021	2020
	£000s	£000s	£000s
Authorized, allotted, called up and fully paid ordinary shares, par value £0.05	5,390	4,489	4,165

	Number	Number	Number
Number of shares in issue	107,808,472	89,784,720	83,306,259

Summary of details of shares issued

Details of the shares issued during the current and previous year are as follows:

Number of shares in issue at January 1, 2020	78,370,265
Shares issued during the year	4,276,580
Options exercised at £0.05	496,666
Options exercised at £0.85	56,470
Options exercised at £1.00	60,000
Options exercised at £1.90	46,278
Number of shares in issue at December 31, 2020	83,306,259
Shares issued during the year	6,066,654
Options exercised at £0.05	66,114
Options exercised at £0.85	121,854
Options exercised at £1.00	25,000
Options exercised at £1.28	720
Options exercised at £1.90	198,119
Number of shares in issue at December 31, 2021	89,784,720
Shares issued during the year	17,850,000
Options exercised at $0.20/ADS or $0.07/ordinary share	84,835
Options exercised at $4.16/ADS or $1.39/ordinary share	16,968
Options exercised at $5.12/ADS or $1.72/ordinary share	12,951
Options exercised at $5.88/ADS or $1.96/ordinary share	24,000
Options exercised at $7.32/ADS or $2.44/ordinary share	15,000
Options exercised at $7.60/ADS or $2.53/ordinary share	19,998
Number of shares in issue at December 31, 2022	107,808,472
Number of equivalent ADS in issue at December 31, 2022	35,936,157

Summary of options outstanding

Details of the options outstanding are as follows:

Year of issue	Weighted average Exercise price (£)	WeightedaverageExerciseprice($)	At January 1, 2022	Options granted	Options forfeited	Options expired	Options exercised	At December 31, 2022	Weighted average years to expiry date
2014	3.50	4.23	4,000	-	-	-	-	4,000	1.67
2015	3.50	4.23	3,333	-	-	-	-	3,333	2.52
2016	4.25	5.14	19,832	-	-	-	(9,973)	9,859	3.35
2017	6.00	7.25	46,240	-	-	-	(8,000)	38,240	4.83
2018	0.18	0.21	70,233	-	-	-	(14,876)	55,357	5.22
2019	4.31	5.21	763,260	-	(12,666)	-	(25,068)	725,526	6.73
2020	18.38	22.22	1,040,023	-	(316,573)	-	-	723,450	7.58
2021	17.33	20.95	737,312	-	(36,839)	-	-	700,473	8.27
2022	18.44	22.30	-	1,940,377	(343,453)	-	-	1,596,924	9.28

Total (ADSs)			2,684,233	1,940,377	(709,531)	-	(57,917)	3,857,162
Total (Ordinary Shares)			8,052,699	5,821,131	(2,128,593)	-	(173,752)	11,571,487